Intangible Assets (Details) - Schedule of amortizable intangible assets - Aria Energy LLC [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 252,845	$ 252,844	$ 426,458
Accumulated amortization	132,432	125,922	198,603
Net	120,413	126,922	227,855
Gas Rights Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	217,286	217,285	384,700
Accumulated amortization	107,546	102,944	175,497
Net	109,740	114,341	209,203
Operations and Maintenance Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,500	3,500	9,699
Accumulated amortization	2,600	2,475	6,169
Net	900	1,025	3,530
Gas Sales Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,059	32,059	32,059
Accumulated amortization	22,286	20,503	16,937
Net	$ 9,773	$ 11,556	$ 15,122